Composition of Certain Financial Statement Captions - SRA (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2015	Jun. 30, 2015
SRA Companies, Inc.
Schedule Of Composition Of Certain Financial Statement Captions Table
Details of the composition of certain financial statement captions for the periods presented were as follows (in thousands):

	June 30, 2015	September 30, 2015
Prepaid expenses and other
Taxes and taxes receivable	$185	$127
Maintenance and software	1,270	1,331
Rent	253	309
Other	5,320	6,204
Total prepaid expenses and other	$7,028	$7,971

Property and equipment
Leasehold improvements	$23,836	$31,329
Furniture, equipment and software	35,318	37,607
Total property and equipment	59,154	68,936
Less: Accumulated depreciation and amortization	(42,705)	(44,660)
Total property and equipment, net	$16,449	$24,276

Identified intangibles
Acquired intangible assets	$527,099	$527,099
Software development costs	3,167	3,167
Total identified intangibles	530,266	530,266
Less: Accumulated amortization	(309,227)	(320,295)
Total identified intangibles, net	$221,039	$209,971

Other long-term assets
Debt issuance costs, net	$25,397	$23,688
Other	3,636	3,293
Total other long-term assets	$29,033	$26,981

Accounts payable and accrued expenses
Vendor obligations	$98,708	$85,867
Accrued interest	24,603	35,755
Interest rate derivative liability	7,637	7,472
Facility exit charge	6,667	5,145
Other	8,015	7,463
Total accounts payable and accrued expenses	$145,630	$141,702

Accrued payroll and employee benefits
Accrued salaries and incentive compensation	$39,936	$29,883
Accrued leave	30,286	28,918
Accrued 401(k) match	5,797	8,910
Other	6,572	6,579
Total accrued payroll and employee benefits	$82,591	$74,290

Other long-term liabilities
Interest rate derivative liability	$2,369	$—
Deferred rent	12,378	20,752
Facility exit charge	4,119	3,348
Total other long-term liabilities	$18,866	$24,100

Details of the composition of certain financial statement captions for the periods presented were as follows (in thousands):

	June 30,
	2014	2015
Prepaid expenses and other
Taxes and taxes receivable	$—	$185
Maintenance and software	1,575	1,270
Rent	237	253
Other	3,831	5,320

Total prepaid expenses and other	$5,643	$7,028

Property and equipment
Leasehold improvements	$22,482	$23,836
Furniture, equipment and software	32,185	35,318
Total property and equipment	54,667	59,154
Less: Accumulated depreciation and amortization	(35,742)	(42,705)

Total property and equipment, net	$18,925	$16,449

Other long-term assets
Debt issuance costs, net	$31,566	$25,397
Other	4,066	3,636

Total other long-term assets	$35,632	$29,033

Accounts payable and accrued expenses
Vendor obligations	$86,658	$98,708
Accrued interest	23,215	24,603
Interest rate derivative liability	10,729	7,637
Facility exit charge	8,173	6,667
Other	7,851	8,015

Total accounts payable and accrued expenses	$136,626	$145,630

Accrued payroll and employee benefits
Accrued salaries and incentive compensation	$35,195	$39,936
Accrued leave	33,694	30,286
Accrued fringe benefits	14,128	12,369

Total accrued payroll and employee benefits	$83,017	$82,591

Other long-term liabilities
Interest rate derivative liability	$8,803	$2,369
Deferred rent	9,433	12,378
Facility exit charge	5,193	4,119

Total other long-term liabilities	$23,429	$18,866